Basis of Presentation - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Parenthetical) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims	$ 126	$ 131